SHARE-BASED PAYMENTS - Common Stock Warrants - Valuation (Details)	Dec. 31, 2020	Sep. 30, 2020 Y	Dec. 31, 2019
Risk Free Interes Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.42		1.59
Risk Free Interes Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.51		2.55
Expected Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	100
Common stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Valuation Technique [Extensible List]		us-gaap:ValuationTechniqueOptionPricingModelMember
Common stock warrants | Risk Free Interes Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.59	1.54	1.47
Common stock warrants | Risk Free Interes Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.59	1.59	2.49
Common stock warrants | Expected Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00	0.00	0.00
Common stock warrants | Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		58.0
Common stock warrants | Expected Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	58.0		58.0
Common stock warrants | Expected Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	100		100
Common stock warrants | Expected Life (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	10.00	10.00	5.00
Preferred stock warrants | Risk Free Interes Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input			2.49
Preferred stock warrants | Expected Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input			0.00
Preferred stock warrants | Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input			58.00
Preferred stock warrants | Expected Life (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input			5.00